Fees Summary	Jul. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,937,000
Previously Paid Amount	0.00
Total Fee Amount	602.75
Total Offset Amount	0.00
Net Fee	602.75
Narrative - Max Aggregate Offering Price	$ 3,937,000
Final Prospectus	true